Columbia Variable Portfolio - Diversified Equity Income Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio (VP) – Diversified Equity Income Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses - Columbia Variable Portfolio - Diversified Equity Income Fund		Columbia Variable Portfolio - Diversified Equity Income Fund	Columbia Variable Portfolio - Diversified Equity Income Fund Class 1, Columbia Variable Portfolio - Diversified Equity Income Fund	Columbia Variable Portfolio - Diversified Equity Income Fund Class 2, Columbia Variable Portfolio - Diversified Equity Income Fund	Columbia Variable Portfolio - Diversified Equity Income Fund Class 3, Columbia Variable Portfolio - Diversified Equity Income Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1	Class 2	Class 3
Management fees			0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees			none	0.25%	0.13%
Other expenses			0.14%	0.14%	0.14%
Total annual fund operating expenses			0.70%	0.95%	0.83%
[1]	The expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Variable Portfolio - Diversified Equity Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class 1, Columbia Variable Portfolio - Diversified Equity Income Fund	Class 1	72	224	390	874
Class 2, Columbia Variable Portfolio - Diversified Equity Income Fund	Class 2	97	303	526	1,171
Class 3, Columbia Variable Portfolio - Diversified Equity Income Fund	Class 3	85	265	461	1,029

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003). • Lowest return for a calendar quarter was -23.96% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - Diversified Equity Income Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3, Columbia Variable Portfolio - Diversified Equity Income Fund	Columbia VP — Diversified Equity Income Fund:	Class 3		16.83%	2.78%	6.03%
Russell 1000 Value Index		Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
Lipper Equity Income Funds Index		Lipper Equity Income Funds Index	(reflects no deduction for taxes)	14.04%	2.15%	2.86%